iShares
®
LifePath
®
Target Date 2035 ETF
Schedule of Investments
(unaudited)
April 30, 2025
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Investment Companies
(a)
Domestic Equity  —  40 .0%
iShares Core U.S. REIT ETF ................. 14,237 $ 796,418
iShares Russell 1000 ETF ................... 34,985 10,658,880
iShares Russell 2000 ETF
(b)
.................. 1,816 353,865
11,809,163
a
Domestic Fixed Income  —  35 .2%
iShares 0-5 Year TIPS Bond ETF .............. 850 87,975
iShares 10+ Year Investment Grade Corporate Bond
ETF
(b)
............................... 18,423 907,149
iShares 10-20 Year Treasury Bond ETF .......... 5,148 528,391
iShares 1-5 Year Investment Grade Corporate Bond
ETF ................................ 22,923 1,203,228
iShares 5-10 Year Investment Grade Corporate Bond
ETF ................................ 16,221 851,440
iShares MBS ETF ........................ 29,469 2,763,897
iShares U.S. Treasury Bond ETF .............. 174,521 4,027,945
10,370,025
a
International Equity  —  24 .7%
iShares Core MSCI Emerging Markets ETF ....... 35,904 1,944,920
iShares Core MSCI International Developed Markets
ETF ................................ 67,017 4,799,758
Security Shares Value
a
International Equity — 24.7% (continued)
iShares Global Infrastructure ETF .............. 9,388 $ 529,389
7,274,067
a
Total Long-Term Investments — 99.9%
(Cost: $ 28,273,198 ) ................................. 29,453,255
a
Short-Term Securities
Money Market Funds  —  5 .2%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.46%
(a) (c) (d)
...................... 1,460,118 1,460,703
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.30%
(a) (c)
............................ 55,729 55,729
a
Total Short-Term Securities — 5.2%
(Cost: $ 1,516,430 ) .................................. 1,516,432
Total Investments — 105.1%
(Cost: $ 29,789,628 ) ................................. 30,969,687
Liabilities in Excess of Other Assets — ( 5 .1 ) % ............... (1,490,090)
Net Assets — 100.0% ................................. $ 29,479,597
(a)
Affiliate of the Fund.
(b)
All or a portion of this security is on loan.
(c)
Annualized 7-day yield as of period end.
(d)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
07/31/24
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/25
  Shares Held
at 04/30/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL
Agency Shares ... $ 782,877 $ 678,599
(a)
$ — $ (720) $ (53) $ 1,460,703 1,460,118 $ 5,827
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency
Shares ......... 26,388 29,341
(a)
— — — 55,729 55,729 1,484 —
iShares 0-5 Year TIPS
Bond ETF ....... 103,138 113,993 (134,075) 2,094 2,825 87,975 850 2,394 —
iShares 10+ Year
Investment Grade
Corporate Bond ETF 575,484 742,605 (363,379) (18,642) (28,919) 907,149 18,423 32,967 —
iShares 10-20 Year
Treasury Bond ETF 473,100 937,872 (858,653) (18,297) (5,631) 528,391 5,148 24,631 —
iShares 1-5 Year
Investment Grade
Corporate Bond ETF 492,972 894,632 (195,377) 812 10,189 1,203,228 22,923 26,339 —
iShares 5-10 Year
Investment Grade
Corporate Bond ETF 339,984 640,370 (129,784) (1,209) 2,079 851,440 16,221 19,600 —
iShares Core MSCI
Emerging Markets
ETF ........... 773,176 1,352,797 (185,690) (1,076) 5,713 1,944,920 35,904 27,159 —
iShares Core MSCI
International
Developed Markets
ETF ........... 2,009,210 3,141,796 (584,222) 8,382 224,592 4,799,758 67,017 46,765 —

Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
LifePath
®
Target Date 2035 ETF
2
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Affiliates (continued)
Affiliated Issuer
Value at
07/31/24
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/25
  Shares Held
at 04/30/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
iShares Core U.S. REIT
ETF ........... $ 398,124 $ 521,830 $ (94,609) $ 265 $ (29,192) $ 796,418 14,237 $ 13,691 $ —
iShares Global
Infrastructure ETF . 240,987 314,843 (71,160) 2,226 42,493 529,389 9,388 6,256 —
iShares MBS ETF ... 1,189,497 1,662,444 (87,727) 1,979 (2,296) 2,763,897 29,469 57,830 —
iShares Russell 1000
ETF ........... 5,018,786 7,279,746 (1,497,445) (27,040) (115,167) 10,658,880 34,985 76,852 —
iShares Russell 2000
ETF ........... 226,546 256,594 (80,129) (6,020) (43,126) 353,865 1,816 2,862 —
iShares U.S. Treasury
Bond ETF ....... 1,212,926 3,063,354 (257,832) (2,426) 11,923 4,027,945 174,521 48,546 —
$ (59,672) $ 75,430
$ 30,969,687
$ 393,203 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Investment Companies ..................................... $ 29,453,255 $ — $ — $ 29,453,255
Short-Term Securities
Money Market Funds ...................................... 1,516,432 — — 1,516,432
$ 30,969,687 $ — $ — $ 30,969,687
Portfolio Abbreviation
REIT Real Estate Investment Trust
TIPS Treasury Inflation Protected Security